UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	QCI Asset Management Inc.
Address:	387 East Main Street
	Suite 300
	Rochester, NY  14604

13F File Number:	28-4516

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David F. Khalil
Title:	Vice President
Phone:	716-262-6080
Signature, Place, and Date of Signing:

	David F. Khalil	Rochester, NY	August 4, 1999

Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	108

Form 13F Information Table Value Total:	$260,921


List of Other Included Managers:	0

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APP FINANCE VII                CORP PFD         00202pac4       19    25000 PRN      SOLE                    25000
OFFICE DEPOT, INC. LYON        CORP PFD         676220ab2       25    30000 PRN      SOLE                    30000
PEP BOYS LYON                  CORP PFD         713278aj8        8    15000 PRN      SOLE                    15000
QUANEX CORP. CONVERTIBLE       CORP PFD         747620ac6       10    10000 PRN      SOLE                    10000
TIMES MIRROR CO. CONV          CORP PFD         887364ae7       65   140000 PRN      SOLE                   140000
ABACUS DIRECT CORP.            COM              002553105     1917 20954.00 SH       SOLE                 20954.00
ABBOTT LABORATORIES            COM              002824100     5599 123390.00SH       SOLE                123390.00
ACTION PERFORMANCE COS. INC.   COM              004933107      561 17000.00 SH       SOLE                 17000.00
AMER HOME PRODUCTS             COM              026609107     6490 113111.00SH       SOLE                113111.00
AMERICAN INT'L GROUP           COM              026874107     7661 65336.00 SH       SOLE                 65336.00
AMERIPATH INC                  COM              03071d109      104 12104.00 SH       SOLE                 12104.00
APPLIED MATERIALS INC          COM              038222105      739 10000.00 SH       SOLE                 10000.00
AT HOME CORP - SER A           COM              045919107     2876 53314.01 SH       SOLE                 53314.01
AT&T CORP                      COM              001957109      308
